UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	7/31/09

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 130.6%
AUSTRALIA - 64.6%
		ABN Amro Bank NV,
AUD	15,000	6.50%, 5/17/13(a)(b)	$9,976,110
		ALE Finance Company Property, Ltd.,
AUD	1,300	3.33%, 5/20/15(a)	1,018,694
		AMP Group Finance Services, Ltd.,
AUD	8,000	9.00%, 5/16/11	6,878,594
		ANZ Banking Corporation,
AUD	12,000	6.25%, 5/23/11(a)(b)	9,941,020
AUD	22,500	8.50%, 4/22/13	20,073,921
		Asian Development Bank,
AUD	18,500	7.125%, 3/19/13	16,206,249
		Australian Prime Property,
AUD	4,000	8.25%, 7/30/12	3,310,044
		AXA SA,
AUD	8,000	4.4717%, 10/26/16(a)(b)	3,785,727
AUD	9,000	7.50%, 10/26/16(a)(b)	4,363,962
		BNP Paribas,
AUD	6,050	6.00%, 6/25/12	5,046,404
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	5,861,858
		Bank of Queensland Ltd.,
AUD	5,000	5.50%, 10/22/12	4,155,804
		Brisbane Airport Corp.,
AUD	8,000	7.30%, 6/30/10	6,689,926
		Caisse d’Amortissement de la Dette Sociale,
AUD	21,460	7.50%, 2/28/13	18,921,870
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	2,798,612
		Cie de Financement Foncier,
AUD	15,000	6.25%, 1/30/17	11,191,884
		Citigroup Property Ltd.,
AUD	2,000	5.50%, 6/18/12	1,675,328
		Commonwealth of Australia,
AUD	2,150	6.00%, 2/15/17	1,847,424
		Commonwealth Bank of Australia,
AUD	28,400	8.50%, 6/24/11	25,210,745
		Council of Europe,
AUD	10,000	6.25%, 1/23/12	8,568,292
		Crusade Global Trust,
AUD	5,013	3.3633%, 1/16/35(a)	4,116,567
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,006,779
		ELM BV for Swiss Reinsurance Co.
AUD	3,600	7.635%, 5/25/17(a)(b)	1,685,087
		Eurofima,
AUD	12,000	6.00%, 1/28/14	9,966,623
AUD	7,300	6.25%, 12/28/18	5,886,553
AUD	12,500	6.50%, 8/22/11	10,754,253
		European Investment Bank,
AUD	15,000	6.50%, 8/07/19	12,431,105
AUD	25,000	7.00%, 1/24/12	21,853,103
		FGL Finance Australia, Ltd.,
AUD	5,500	6.25%, 3/17/10	4,630,116
		General Electric Capital Australia Registranting Pty,
AUD	8,700	6.00%, 8/17/12	6,870,400
AUD	6,600	6.00%, 5/15/13	5,072,672
		General Property Trust Management,
AUD	3,500	6.50%, 8/22/13	2,437,899
		Goldman Sachs Group, Inc.,
AUD	12,000	6.35%, 4/12/16	8,489,774
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	2,767,379
		Heritage Building Society, Ltd.,
AUD	5,000	3.9083%, 12/05/11(a)(b)	3,323,827
		HSBC Finance Corp.,
AUD	4,000	3.3067%, 9/22/11(a)	2,981,368
AUD	3,900	6.50%, 9/22/11	2,990,808
		Hypo Real Estate Bank Intl.,
AUD	5,000	Zero Coupon, 2/22/11(a)	3,509,480
AUD	24,500	6.25%, 8/16/11	20,239,225
		ING Bank Australia, Ltd.,
AUD	10,000	7.00%, 4/24/12	8,416,729
		International Finance Corp.,
AUD	29,000	7.50%, 2/28/13	25,559,738
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 6/21/12	5,173,137
		Kommunalbanken AS,
AUD	5,000	6.375%, 3/30/12	4,259,039
		Kreditanstalt fuer Wiederaufbau,
AUD	7,200	6.25%, 1/30/12	6,171,465
AUD	30,000	7.50%, 8/26/11	26,380,264
		Landwirtschaftliche Rentenbank,
AUD	17,100	6.00%, 5/30/13	14,267,024
		Leighton Finance Ltd.,
AUD	7,500	9.50%, 7/28/14	6,238,686
		Macquarie Bank, Ltd.,
AUD	4,000	3.5133%, 5/31/12(a)(b)	2,453,386
AUD	9,000	5.00%, 2/25/14	7,160,422
AUD	1,500	6.50%, 9/15/09(a)(b)	1,238,449
AUD	6,200	6.50%, 5/31/12(a)(b)	4,053,202
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/06/10	8,249,391
AUD	6,000	6.75%, 3/12/14	4,388,716
		Mirvac Group Registranting, Ltd.,
AUD	5,000	3.5833%, 9/15/10(a)	3,997,549
AUD	2,250	6.75%, 9/15/10	1,850,556
		Monumental Global Registranting, Ltd.,
AUD	11,500	6.50%, 11/08/11	9,153,564

Aberdeen Asia-Pacific Income Fund, Inc. 1

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
AUSTRALIA (continued)
		Muliplex MPT CMBS Issuer, Ltd.,
AUD	1,500	3.33%, 11/21/11(a)	$1,221,294
		National Australia Bank,
AUD	20,000	8.25%, 5/20/13	17,672,685
		National Capital Trust III,
AUD	3,500	4.0883%, 9/30/16(a)(b)	2,036,590
		National RMBS Trust,
AUD	8,688	3.20%, 03/20/34(a)	7,077,585
		National Wealth Management,
AUD	2,500	6.75%, 6/16/16(a)(b)	1,300,909
		Nederlands Waterschapsbank,
AUD	2,300	6.25%, 8/08/13	1,914,576
AUD	15,000	6.25%, 3/30/12	12,708,180
		New South Wales Treasury Corporation,
AUD	21,000	7.00%, 12/01/10	18,238,229
		Progress Trust,
AUD	7,748	3.2617%, 08/25/36 (a)	6,255,296
		Puma Finance Ltd.,
AUD	5,608	3.4633%, 4/12/12(a)	4,569,948
		QBE International Holdings PLC,
AUD	5,000	5.0283%, 8/03/10(a)(b)	4,058,310
		Queensland Treasury Corporation,
AUD	18,000	6.00%, 8/14/13	15,296,876
AUD	43,580	6.00%, 10/14/15	36,328,305
AUD	10,420	6.00%, 6/14/21	8,349,229
AUD	20,000	6.25%, 6/14/19	16,652,504
AUD	27,500	6.50%, 4/16/12	23,855,198
		Rabobank Capital Registrant Trust,
AUD	5,000	3.8083%, 12/31/14(a)(b)(c)	3,182,567
AUD	5,000	6.415%, 12/31/14(a)(b)(c)	3,064,826
		Rabobank Nederland,
AUD	10,000	6.25%, 10/26/11	8,482,357
		REDS Trust,
AUD	9,057	3.56%, 3/03/15 (a)	7,261,961
		Royal Bank of Scotland,
AUD	5,000	6.00%, 10/27/09(a)(b)	4,088,494
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,530,929
		SNS Bank Nederland,
AUD	5,000	3.5767%, 11/08/11(a)(b)	3,618,590
		SPI Electricity & Gas,
AUD	15,000	6.50%, 11/03/11	12,466,320
		St. George Bank, Ltd,
AUD	23,500	10.00%, 5/09/13(a)(b)	20,940,977
		Suncorp Metway Insurance, Ltd.,
AUD	1,500	5.75%, 4/15/12	1,264,696
AUD	5,000	6.75%, 9/23/14(a)(b)	2,978,560
AUD	4,000	6.75%, 10/06/16(a)(b)	2,083,782
AUD	5,000	8.75%, 5/30/11	4,344,723
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	2,810,728
		Telstra Corporation, Ltd.,
AUD	5,000	7.25%, 3/30/10	4,257,642
AUD	21,500	7.25%, 11/15/12	18,348,374
AUD	2,000	8.75%, 1/20/15	1,672,535
		Transurban Finance Co.,
AUD	5,000	6.50%, 9/15/11	4,137,170
		Treasury Corp. of Victoria,
AUD	5,150	6.00%, 10/17/22	4,076,695
AUD	26,440	6.25%, 10/15/12	22,726,454
		Vodaphone Group plc,
AUD	7,000	6.75%, 1/10/13	5,751,355
		Volkswagon Australia Financial Services,
AUD	8,500	7.00%, 6/24/11	7,073,511
		Wells Fargo & Co.,
AUD	1,500	6.00%, 5/15/13	1,159,669
		Western Australia Treasury Corporation,
AUD	7,000	7.00%, 4/15/11	6,111,223
AUD	25,240	7.00%, 4/15/15	22,154,571
AUD	120,600	8.00%, 6/15/13	109,150,327
AUD	82,810	8.00%, 7/15/17	76,728,503
		Westpac Banking Corp.,
AUD	9,000	6.00%, 11/16/10(a)(b)	7,478,994
AUD	16,000	6.50%, 1/24/12(a)(b)	13,067,324
AUD	4,600	7.25%, 9/24/12	3,966,556
AUD	9,000	8.25%, 4/18/11	7,932,438
		Westpac Securitisation Trust,
AUD	7,465	3.22%, 5/21/38(a)	5,998,812
		Woolworths Ltd.,
AUD	8,700	6.00%, 3/14/11	7,297,509
		Wot CMBS Property, Ltd.,
AUD	2,000	3.4933%, 5/16/13	1,550,026

			1,026,841,715

CHINA - 1.1%
		CNOOC Finance 2003, Ltd.,
USD	400	4.125%, 5/21/13(c)	402,340
		Parkson Retail Group, Ltd,
USD	7,750	7.125%, 5/30/10(b)	7,595,000
USD	500	7.875%, 11/14/11	507,500
		Xinao Gas Holdings Limited,
USD	9,100	7.375%, 8/05/12	9,286,222

			17,791,062

Aberdeen Asia-Pacific Income Fund, Inc. 2

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
HONG KONG - 8.3%
		Bank of East Asia, Ltd.,
USD	17,660	5.625%, 12/14/10(a)(b)	$16,555,084
		CITIC Ka Wah Bank,
USD	5,950	9.125%, 5/31/12(a)(b)	5,509,224
		Hong Kong Government,
HKD	100,800	1.61%, 12/10/18	12,275,995
HKD	138,500	1.67%, 3/24/14	17,881,664
HKD	74,000	4.53%, 6/18/12	10,488,167
		Hong Kong Land Finance Co.,
USD	6,250	5.50%, 4/28/14	6,528,344
		Hong Kong Mortgage Co.,
USD	1,700	3.50%, 8/04/14	1,707,310
		Hutchison Whampoa, Ltd.,
USD	8,700	6.50%, 2/13/13(c)	9,339,755
USD	7,100	7.45%, 11/24/33(c)	7,672,558
USD	11,500	7.625%, 4/09/19(c)	13,154,677
		Kowloon-Canton Railway,
USD	3,750	5.125%, 5/20/19(c)	3,921,188
		Swire Pacific MTN Financing, Ltd.,
USD	11,680	6.25%, 4/18/18	12,591,075
		Wing Hang Bank Limited,
USD	19,000	6.00%, 4/20/17(a)(b)	13,518,614

			131,143,655

INDIA - 4.3%
		ICICI Bank,
USD	4,000	5.75%, 1/12/12(c)	3,979,452
USD	7,050	6.625%, 10/03/12(c)	7,108,311
USD	7,000	6.375%, 4/30/17(a)(b)(c)	5,428,920
		India Government Bond,
INR	828,000	6.57%, 2/24/11	17,740,371
INR	650,000	7.40%, 5/03/12	14,147,579
INR	162,000	11.30%, 7/28/10	3,609,640
		NTPC, Ltd.,
USD	9,600	5.875%, 3/02/16	9,166,800
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(c)	6,799,630

			67,980,703

INDONESIA - 9.7%
		Indonesian Government,
IDR	68,050,000	9.50%, 6/15/15	6,947,600
USD	3,200	10.375%, 5/04/14(c)	3,797,222
IDR	108,400,000	10.75%, 5/15/16	11,655,441
IDR	29,900,000	11.00%, 12/15/12	3,208,509
USD	4,200	11.625%, 3/04/19(c)	5,602,871
		Barclays Indonesia Government Bond Linked Note,
IDR	205,000,000	9.50%, 6/17/15	20,727,204
		Indosat Finance,
USD	15,650	7.75%, 11/05/09(b)(c)	15,892,685
		Majapahit Holding BV,
USD	16,300	7.25%, 10/17/11(c)	16,618,812
USD	2,600	7.25%, 6/28/17(c)	2,458,534
USD	2,150	7.875%, 6/29/37	1,850,544
		MGTI Finance Company, Ltd.,
USD	6,000	8.375%, 9/15/10	6,060,738
		Perusahaan Penerbit SBSN,
USD	6,700	8.80%, 4/23/14(c)	7,091,200
		PT Bank Lippo TBK,
USD	15,750	7.375%, 11/22/11(a)(b)	15,101,509
		Republic of Indonesia,
USD	10,400	6.625%, 2/17/37(c)	9,038,380
USD	9,000	6.875%, 1/17/18(c)	9,135,000
USD	12,850	7.25%, 4/20/15(c)	13,390,317
USD	6,300	7.75%, 1/17/38(c)	6,111,000

			154,687,566

MALAYSIA - 5.3%
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/03/10(a)(b)	4,323,666
		Malaysia Government,
MYR	26,900	3.702%, 2/25/13	7,776,975
MYR	36,800	3.718%, 6/15/12	10,692,664
MYR	76,163	4.262%, 9/15/16	21,952,436
MYR	16,900	4.378%, 11/29/16	4,837,982
		Public Bank Berhad,
USD	5,450	5.00%, 6/20/12(a)(b)	5,226,719
USD	5,705	5.625%, 9/22/09(a)(b)	5,676,116
USD	4,250	6.84%, 8/22/16(a)(b)	3,529,226
		TNB Capital, Ltd.,
USD	4,400	5.25%, 5/05/15(c)	4,288,680
		Tenaga Nasional Berhad,
USD	3,000	7.50%, 11/01/25(c)	3,195,543
USD	14,000	7.50%, 1/15/96(c)	10,404,240
USD	1,600	7.625%, 4/01/11(c)	1,728,974

			83,633,221

NEW ZEALAND - 0.5%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	1,281,553
		European Investment Bank,
NZD	1,000	7.25%, 2/08/10	673,679
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	1,246,400
		New Zealand Government,
NZD	1,430	6.50%, 4/15/13	1,001,198
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	969,078
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	760,104
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	1,328,211

			7,260,223

Aberdeen Asia-Pacific Income Fund, Inc. 3

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
PHILIPPINES - 10.2%
		Land Bank of Philippines,
USD	3,750	7.25%, 10/19/11(a)(b)	$3,448,350
		National Power Corporation,
USD	7,000	6.875%, 11/02/16(c)	7,000,245
		Philippine Government,
PHP	400,000	7.00%, 1/27/16	8,297,791
PHP	153,000	8.50%, 3/03/11	3,336,723
PHP	675,000	9.125%, 9/04/16	15,230,463
PHP	95,000	13.00%, 4/25/12	2,296,767
		Philippine Long Distance Telephone Company,
USD	10,800	8.35%, 3/06/17	11,556,000
		Republic of Philippines,
USD	3,000	6.50%, 1/20/20	3,007,500
USD	10,400	7.75%, 1/14/31	11,050,000
USD	9,450	8.25%, 1/15/14	10,654,875
USD	2,500	8.375%, 2/15/11	2,700,000
USD	5,500	8.875%, 3/17/15	6,380,000
USD	1,500	9.00%, 2/15/13	1,721,250
USD	9,600	9.375%, 1/18/17	11,328,000
USD	4,000	9.50%, 2/02/30	4,990,000
USD	16,970	9.875%, 1/15/19	21,127,650
USD	15,879	10.625%, 3/16/25	21,158,768
		SM Investments Corp.,
USD	6,850	6.75%, 7/18/11(b)	7,080,845
		URC Philippines, Ltd.,
USD	10,000	8.25%, 1/20/10(b)	10,229,240

			162,594,467

SINGAPORE - 4.8%
		BW Group Ltd.,
USD	14,200	6.625%, 6/28/17(c)	11,558,033
		DBS Bank,
USD	1,300	5.00%, 11/15/14(a)(b)(c)	1,263,982
USD	9,300	5.125%, 5/16/12(a)(b)(c)	9,037,201
USD	1,500	7.125%, 5/15/11(c)	1,603,519
USD	7,500	7.657%, 3/15/11(a)(b)(c)	7,500,000
		Singapore Government,
SGD	10,440	2.50%, 6/01/19	7,267,318
SGD	10,350	3.50%, 3/01/27	7,480,508
SGD	6,260	4.00%, 9/01/18	4,931,731
		ST Engineering Finance One Ltd.,
USD	10,200	4.80%, 7/16/19	10,294,350
		Stats Chippac, Ltd.,
USD	6,000	6.75%, 6/12/09(b)	5,895,000
USD	9,350	7.50%, 7/19/10	9,490,250

			76,321,892

SOUTH KOREA - 17.9%
		Export-Import Bank of Korea,
SGD	5,000	6.03%, 1/15/10	3,478,873
		GS Caltex Corp.,
USD	7,832	7.25%, 7/02/13(c)	8,020,281
		Hana Registranting, Ltd.,
USD	2,000	5.375%, 4/12/12(a)(b)	1,755,126
USD	1,250	5.875%, 9/14/16(a)(b)	1,132,784
USD	3,400	6.50%, 4/09/12(c)	3,587,122
USD	4,300	8.748%, 12/17/12(a)(b)	3,612,000
		Hyundai Capital Services,
USD	13,600	5.50%, 11/23/10	13,205,301
USD	4,800	5.625%, 1/24/12	4,470,221
		Industrial Bank of Korea,
USD	2,250	7.125%, 4/23/14(c)	2,379,825
		Kookmin Bank,
USD	4,000	5.875%, 6/11/12	4,059,896
USD	8,000	7.25%, 5/14/14	8,436,256
		Korea Electric Power Corporation,
USD	8,000	7.00%, 2/01/27	7,812,696
		Korea Expressway Corp.,
USD	4,850	4.875%, 4/07/14(c)	4,650,282
USD	1,350	5.125%, 5/20/15(c)	1,275,795
		Korea Hydro & Nuclear Power Co.,
USD	1,700	6.25%, 6/17/14(c)	1,771,381
		Korea Midland Power Co.,
USD	5,000	4.95%, 5/06/11(c)	5,046,960
USD	2,850	5.375%, 2/11/13	2,822,797
		Korea Railroad Corp.,
USD	10,200	5.375%, 5/15/13(c)	10,027,355
		Korea South-East Power Co., Ltd.,
USD	3,900	4.75%, 6/26/13	3,736,344
USD	12,000	6.00%, 5/25/16(c)	11,455,956
		Korea Southern Power Co.,
USD	5,190	5.375%, 4/18/13(c)	5,160,656
		Korea Treasury Bond,
KRW	5,300,000	4.75%, 3/10/14	4,321,787
		KT Corp.,
USD	11,550	5.125%, 4/11/12	11,743,416
		National Federation of Fisheries Cooperatives,
USD	1,700	5.125%, 5/26/10(a)(b)	1,656,363
USD	7,900	6.125%, 6/15/11(a)(b)	7,202,288
		National Federation of Fishery,
USD	5,000	6.375%, 7/21/14	5,031,185
		Pusan Bank,
USD	12,600	5.50%, 3/14/12(a)(b)	10,272,339
		Republic of Korea,
USD	3,500	7.125%, 4/16/19	3,922,384
		SC First Bank Korea,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	3,551,477
		SK Broadband Co., Ltd.,
USD	15,350	7.00%, 2/01/12(c)	15,449,529

Aberdeen Asia-Pacific Income Fund, Inc. 4

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
SOUTH KOREA (continued)
		SK Energy Co., Ltd.,
USD	4,600	7.00%, 6/19/13	$4,636,000
		SK Telecom Co., Ltd.,
USD	2,700	4.25%, 4/1/11(c)	2,709,950
		Shinhan Bank,
USD	3,900	4.625%, 11/03/09(a)(b)(c)	3,911,349
USD	2,750	5.663%, 3/02/15(a)(b)	2,003,455
		Shinsegae Co. Ltd.,
USD	13,210	6.125%, 6/27/11	13,651,848
		South Korea National Debt,
KRW	3,120,000	4.00%, 6/10/10	2,568,640
KRW	6,125,000	4.25%, 9/10/14	4,917,545
KRW	23,550,000	5.00%, 9/10/16	19,115,881
KRW	20,150,000	5.25%, 3/10/13	16,830,664
KRW	19,285,700	5.25%, 9/10/15	15,958,014
KRW	5,550,000	5.50%, 9/10/17	4,617,743
KRW	26,674,000	6.91%, 7/18/11	22,940,509

			284,910,273

THAILAND - 3.9%
		Bangkok Bank Public Company,
USD	7,100	9.025%, 3/15/29(c)	7,677,464
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	5,057,355
		Krung Thai Bank PCL,
USD	2,700	7.378%, 10/10/16(a)(b)	2,294,309
		Thailand Government,
THB	200,000	4.25%, 3/13/13	6,231,925
THB	306,250	5.125%, 3/13/18	9,992,569
THB	710,000	5.25%, 5/12/14	23,029,016
THB	249,000	5.40%, 7/27/16	8,220,176

			62,502,814

Total Long-Term Investments (cost $2,015,884,853)			2,075,667,591

SHORT-TERM INVESTMENTS - 0.9%
NEW ZEALAND - 0.1%
NZD	2,615	New Zealand Call Deposit,
		2.00%, perpetual	1,731,660

UNITED STATES - 0.8%
USD	12,153	Repurchase Agreement, State Street Bank and Trust Company, 0.06% dated 7/31/09, due 8/03/09 in the amount of $12,153,020 (collateralized by $8,318,000 U.S. Treasury Bond, 0.875% due 1/31/11; value $8,484,381, $930,000 U.S. Treasury Bond, 4.875% due 2/15/12; value $1,030,812, and $2,625,000 Treasury Bond, 4.875% due 2/29/12, value $2,885,925)	12,153,000
USD	354	Time Deposit, State Street Bank & Trust Time Company,
		0.01%, dated 08/03/09	354,000

			12,507,000

Total Short-Term Investments (cost $12,507,000)			14,238,660

Total Investments - 131.5% (cost $2,028,391,853)			2,089,906,251
Liabilities in Excess of Other Assets - (31.5)%			(500,137,925)

Net Assets Applicable to Common Shareholders - 100.0%			$1,589,768,326

AUD - Australian dollar

CNY - Chinese Renminbi

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indan rupee

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2009.

(b)	The date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate market value of these securities amounted to $327,237,854 or 20.58% of net assets applicable to common shareholders.

Aberdeen Asia-Pacific Income Fund, Inc. 5

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid by the Registrant	Floating Rate Received by the Registrant	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	April 21, 2011	116,000	1.4700%	3 month LIBOR	$(370,783)
Deutsche Bank	April 21, 2012	130,000	1.8170%	3 month LIBOR	406,209
Merrill Lynch	June 30, 2014	22,500	2.9600%	3 month LIBOR	(60,348)
Deutsche Bank	June 30, 2014	144,000	3.0125%	3 month LIBOR	(997,356)

					$(1,022,278)

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% - 10 year	September 2009	455	$(40,703)
Australian Treasury Bond 6% - 3 year	September 2009	904	(422,772)
United States Treasury Bond 6% - 5 year	September 2009	142	76,953
Sale contracts:
United States Treasury Bond 6% - 2 year	September 2009	84	(14,595)
United States Treasury Bond 6% - 10 year	September 2009	18	(23,250)
United States Treasury Bond 6% - 30 year	September 2009	12	(51,937)

			$(476,304)

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2009	Sale Value as of July 31, 2009	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi/United States Dollar
settlement date 9/22/09	CNY78,453,000	USD11,500,000	$11,489,502	$11,500,000	$(10,498)
settlement date 7/06/10	CNY72,551,750	USD10,750,000	10,700,725	10,750,000	(49,275)
settlement date 7/06/10	CNY148,808,000	USD22,000,000	21,947,831	22,000,000	(52,169)
Indonesian Rupiah/United States Dollar
settlement date 8/26/09	IDR59,630,000,000	USD4,450,000	5,975,562	4,450,000	1,525,562
settlement date 9/10/09	IDR62,012,500,000	USD6,050,000	6,195,251	6,050,000	145,251
settlement date 2/03/10	IDR8,118,000,000	USD792,000	788,196	792,000	(3,804)
Indian Rupee/United States Dollar
settlement date 1/11/10	INR358,005,000	USD7,250,000	7,379,188	7,250,000	129,188
Malaysian Ringgit/United States Dollar
settlement date 8/28/09	MYR24,587,500	USD7,000,000	6,971,801	7,000,000	(28,199)
settlement date 9/18/09	MYR47,077,470	USD13,310,000	13,338,157	13,310,000	28,157
settlement date 11/03/09	MYR8,298,845	USD2,341,000	2,347,766	2,341,000	6,766
Philippine Peso/United States Dollar
settlement date 9/03/09	PHP86,317,140	USD1,820,000	1,788,982	1,820,000	(31,018)
settlement date 10/06/09	PHP227,692,740	USD4,686,000	4,702,731	4,686,000	16,731
settlement date 11/03/09	PHP258,312,617	USD5,329,000	5,323,609	5,329,000	(5,391)
Singapore Dollar/United States Dollar
settlement date 8/18/09	SGD3,195,721	USD2,189,000	2,220,276	2,189,000	31,276
settlement date 10/13/09	SGD21,989,424	USD15,062,900	15,274,294	15,062,900	211,394
settlement date 10/28/09	SGD26,191,721	USD18,150,000	18,192,535	18,150,000	42,535
settlement date 10/28/09	SGD9,903,898	USD6,855,000	6,879,159	6,855,000	24,159
South Korean Won/United States Dollar
settlement date 10/13/09	KRW2,009,772,000	USD1,620,000	1,635,730	1,620,000	15,730
Thai Bat/United States Dollar
settlement date 9/18/09	THB87,787,080	USD2,580,000	2,577,319	2,580,000	(2,681)
settlement date 10/13/09	THB68,729,275	USD2,017,000	2,017,152	2,017,000	152
Taiwan Dollar/United States Dollar
settlement date 1/28/10	TWD96,885,000	USD3,000,000	2,998,501	3,000,000	(1,499)
United States Dollar/Australian Dollar
settlement date 8/24/09	USD30,973,250	AUD38,500,000	30,973,250	32,137,594	(1,164,344)
settlement date 8/24/09	USD32,727,600	AUD40,000,000	32,727,600	33,389,709	(662,109)
settlement date 8/24/09	USD61,342,500	AUD75,000,000	61,342,500	62,605,704	(1,263,204)
United States Dollar/Indonesian Rupiah
settlement date 8/28/09	USD10,960,000	IDR116,669,200,000	10,960,000	11,686,508	(726,508)
settlement date 9/10/09	USD9,660,000	IDR97,817,160,000	9,660,000	9,772,253	(112,253)
United States Dollar/Indian Rupee
settlement date 8/17/09	USD9,000,000	INR428,940,000	9,000,000	8,934,146	65,854
settlement date 8/17/09	USD10,000,000	INR476,700,000	10,000,000	9,928,912	71,088
settlement date 10/20/09	USD6,400,000	INR314,368,000	6,400,000	6,516,074	(116,074)
United States Dollar/Malaysian Ringgit
settlement date 8/28/09	USD6,880,000	MYR24,395,792	6,880,000	6,917,442	(37,442)
settlement date 8/28/09	USD4,890,000	MYR17,339,451	4,890,000	4,916,612	(26,612)
settlement date 9/18/09	USD4,930,000	MYR17,492,133	4,930,000	4,955,934	(25,934)
United States Dollar/Philippine Peso
settlement date 10/19/09	USD7,710,000	PHP374,220,270	7,710,000	7,721,348	(11,348)
United States Dollar/South Korean Won
settlement date 9/18/09	USD3,340,000	KRW4,215,080,000	3,340,000	3,430,902	(90,902)
settlement date 9/18/09	USD8,010,000	KRW10,007,293,500	8,010,000	8,145,525	(135,525)

Aberdeen Asia-Pacific Income Fund, Inc. 6

Portfolio of Investments (continued)

As of July 31, 2009 (unaudited)

Foreign Forward Currency Exchange Contracts (con’t) Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2009	Sale Value as of July 31, 2009	Unrealized Appreciation/ (Depreciation)

United States Dollar/Thai Baht
settlement date 9/18/09	USD8,250,000	THB283,305,000	8,250,000	8,317,480	(67,480)
settlement date 9/18/09	USD5,800,000	THB199,172,000	5,800,000	5,847,440	(47,440)
settlement date 9/24/09	USD3,190,000	THB109,305,350	3,190,000	3,208,729	(18,729)
settlement date 10/13/09	USD738,000	THB25,191,630	738,000	739,355	(1,355)

		Net USD Total	$375,545,617	$377,923,567	$(2,377,950)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and net unrealized depreciation as of July 31, 2009 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,036,977,890	$109,155,410	$56,227,049	$52,928,361

Quality of Investments

As of July 31, 2009, 70.7% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2009.

% of total Investments
AAA/Aaa	25.2
AA/Aa	14.9
A	30.6
BBB/Baa	10.4
BB/Ba*	17.6
B*	1.3

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. These Procedures were revised and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current fair value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price, as obtained from a pricing agent or broker selected by the Registrant’s Manager.

Short-term debt securities which mature in more than 60 days are valued as described above. Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

In 2009, the Registrant commenced complying with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosure requirements for fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Registrant would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three broad levels of the heirarchy are listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Registrant’s investments as of July 31, 2009:

Fixed Income Investments	Level 1	Level 2	Level 3
Australia	$—	$1,026,841,715	$—
China	—	17,791,062	—
Hong Kong	—	131,143,655	—
India	—	67,980,703	—
Indonesia	—	154,687,566	—
Malaysia	—	83,633,221	—
New Zealand	—	7,260,223	—
Philippines	—	162,594,467	—
Singapore	—	76,321,892	—
South Korea	—	284,910,273	—
Thailand	—	62,502,814	—

Total Fixed Income Investments	—	2,075,667,591	—
Short-Term Investments	—	14,238,660	—

Total Investments	$—	$2,089,906,251	$—

Other Financial Investments*
Assets	$76,953	$2,720,052	$—
Liabilities	(553,257)	(6,120,280)	—

Total Other Financial Investments	$(476,304)	$(3,400,228)	$—

*	Other financial instruments are futures contracts, forward foreign currency exchange contracts and interest rate swaps.

In April 2009, the FASB issued FASB Staff Position No.157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance wtih FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has concluded that the adoption of FSP 157-4 did not materially impact financial statement amounts.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Registrants’ derivative and hedging activities, including how such activities are accounted for and their effect on the Registrants’ financial position, performance and cash flows. Management is currently evaluating the implications of SFAS 161. The impact on the Registrant’s financial statement disclosures, if any, is currently being assessed.

Aberdeen Asia-Pacific Income Fund, Inc. 7

Portfolio of Investments (concluded)

As of July 31, 2009 (unaudited)

Notes to Portfolio of Investments (concluded)

Interest Rate and Currency Swaps

The Registrant may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Registrant had invested directly in the asset that yielded the desired return or to hedge the leverage facility.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/ (loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Notional amounts of swaps are used to express the extent of involvement in these transactions. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts. The Registrant is subject to off balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Use of long futures contracts subjects the Registrant to the risk of loss in excess of the notional value of the futures contracts. Use of short futures subjects the Registrant to unlimited risk of loss.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis.

Derivative Financial Instruments

The Registrant is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk.

Aberdeen Asia-Pacific Income Fund, Inc. 8

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2009

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2009